Related party balances and transactions - Balances (Details) ¥ in Thousands, £ in Thousands, $ in Thousands								1 Months Ended				2 Months Ended	12 Months Ended
	Jun. 29, 2022 CNY (¥)	Jun. 27, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Dec. 01, 2021 CNY (¥)	Aug. 25, 2021 CNY (¥)	Aug. 25, 2021 USD ($)	Mar. 29, 2018 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 26, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2021	Jul. 26, 2021
Related party balances and transactions
Accounts receivable - related parties, net													¥ 482,992		¥ 768,747
Amounts due from related parties													911,589		41,278					$ 132,168
Amount of loans and interest receivables													63,091
Accounts payable - related parties (including accounts payable - related parties of the VIEs without recourse to the Company of RMB99,906 and nil as of December 31, 2021 and 2022, respectively)													239,891		111,531					34,781
Consideration for disposal of investment | $														$ 115,000
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB309,010 and nil as of December 31, 2021 and 2022, respectively)													191,174		376,906					27,718
Other non-current assets - related parties													213,695		1,929					$ 30,983
Proceeds from accounts receivables, related parties								¥ 403,161					482,992		768,747
Purchases from related parties													28,361		51,171		¥ 747
Prepayments from purchase of raw materials and services to related parties													29,455		41,278		1,366
Due to related parties													591,181		220,062		6,073
Amount of transaction													6,395		1,093		3,391
Amount of operating expenses													56,378		22,319
Interest expenses, related parties													18,808		212		872
Borrowings and interest payable, related parties													166,600		272,825
Advances to a related party															19,806		103,024
Cash collection of advances to a related party															90,155		81,026
Interest income, related parties													9,069		717		0
Gain on disposal of property, equipment and intangible assets													(1,939)	(281)	(1,562)		(577)
Cash contribution to acquire equity method investment													79,442	$ 11,518	1,345,637
Lease deposits and advances with related parties															1,929
Payables for technical services and logistics expenses, related parties													24,574		36,185
SiEngine Technology Co., Ltd
Related party balances and transactions
Equity interest (as a percent)																							34.61%	34.61%
Cash contribution to acquire equity method investment | $																$ 10,649
Zhejiang Geely Holding Group | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount		¥ 500,000					¥ 20,000
Interest rate		4.35%					4.35%
Interest expenses, related parties					¥ 45,152	$ 7,000
Aggregate principal amount, repaid																					¥ 500,000
JICA Intelligent Robotics Co., Ltd. | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount	¥ 200,000
Interest rate	3.70%			0.35%
Interest expenses, related parties				¥ 270,000					¥ 270,000	¥ 270,000
Aggregate principal amount, repaid													150,000									¥ 50,000
Zhejiang Huanfu Technology Co., Ltd.
Related party balances and transactions
Advances to a related party													29,360		19,806		103,024
Cash collection of advances to a related party															90,155		81,026
Loans to related parties													57,260		28,850
Interest income, related parties													9,069		¥ 717		¥ 0
Proceeds from disposal of property and equipment										1,697	¥ 745
Gain on disposal of property, equipment and intangible assets										¥ 93	¥ 38
Financial support to Anhui Xinzhi
Related party balances and transactions
Amount of transaction												¥ 28,500
Hubei Xingji Times Technology Co., Ltd | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount			¥ 200,000
Interest rate			2.25%
Hubei ECARX Technology Co., Ltd
Related party balances and transactions
Other non-current assets - related parties													¥ 213,695
Interest rate													5.00%	5.00%
Amount of transaction													¥ 252,287
Zenseact
Related party balances and transactions
Consideration for disposal of investment													¥ 793,177	$ 115,000
Arteus
Related party balances and transactions
Amounts due from related parties																		¥ 25,866	£ 3,082